Selected Quarterly Financial Data (Unaudited) - Summary of Selected Quarterly Financial Data (Detail) - USD ($)	3 Months Ended																	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance sheet data:
Cash	$ 5,879,025	$ 4,609,332		$ 678,855		$ 3,751,570		$ 4,572,750		$ 8,821,329		$ 12,541,919		$ 16,523,975		$ 19,294,706		$ 5,879,025	$ 678,855	$ 4,609,332	$ 8,821,329	$ 5,364,582
Total assets	11,120,215	7,578,326		3,282,549		6,303,153		6,780,830		10,586,918		14,196,386		18,317,659		20,899,513		11,120,215	3,282,549	7,578,326	10,586,918
Total non-current liabilities		2,526,113		2,793,258		3,134,593		3,132,372		3,553,395		3,877,362		4,234,552		5,083,216			2,793,258	2,526,113	3,553,395
Total shareholders' equity/(deficit)	4,026,079	658,661		(4,556,158)		(419,402)		(489,231)		3,692,735		6,928,277		11,049,961		13,582,795		4,026,079	(4,556,158)	658,661	3,692,735	$ (220,569)
Statement of operations and comprehensive loss data:
Revenues	1,111,411	1,291,587		1,047,280		662,860		221,369		218,283		164,856		76,768		150,002		4,073,437	1,931,509	3,223,096	609,909
Cost of revenues	2,487,054	1,899,462		1,876,288		1,669,571		1,474,790		1,275,691	[1]	1,159,710	[1]	1,013,075	[1]	1,147,682	[1]	6,985,213	5,020,649	6,920,111	4,596,158
Research and development expenses	856,698	668,399		600,613		716,279		728,076		784,379	[1]	677,729	[1]	744,242	[1]	651,420	[1]	2,455,947	2,044,968	2,713,367	2,857,770
General and administrative expenses	1,834,771	1,636,994		1,918,543		1,517,664		1,487,224		1,404,515		1,630,608		1,359,226		1,292,049		5,539,432	4,923,431	6,560,425	5,686,398
Sales and marketing expenses	1,675,852	1,179,167		1,278,455		1,291,709		1,304,899		1,264,168		1,055,653		851,109		709,456		4,701,030	3,875,063	5,054,230	3,880,386
Loss from operations	(5,742,964)	(4,092,435)		(4,626,619)		(4,532,363)		(4,773,620)		(4,510,470)		(4,358,844)		(3,890,884)		(3,650,605)		(15,608,185)	(13,932,602)	(18,025,037)	(16,410,803)
Net loss	$ (5,821,306)	$ (4,186,874)		$ (4,743,076)		$ (4,594,174)		$ (4,875,198)		$ (4,617,500)		$ (4,496,193)		$ (4,035,105)		$ (3,800,728)		$ (15,947,164)	$ (14,212,448)	$ (18,399,322)	$ (16,949,526)
Net loss per common share:
Basic	$ (0.20)	$ (0.27)	[2]	$ (0.57)	[2]	$ (0.60)	[2]	$ (0.74)	[2]	$ (0.73)	[2]	$ (0.72)	[2]	$ (0.67)	[2]	$ (1.10)	[2]	$ (0.62)	$ (1.88)	$ (1.92)	$ (3.07)
Diluted	$ (0.20)	$ (0.27)	[2]	$ (0.57)	[2]	$ (0.60)	[2]	$ (0.74)	[2]	$ (0.73)	[2]	$ (0.72)	[2]	$ (0.67)	[2]	$ (1.10)	[2]	$ (0.62)	$ (1.88)	$ (1.92)	$ (3.07)
Weighted-average shares outstanding used in computing net loss per share attributable to common shareholders:
Basic	29,605,953	15,620,049		8,370,691		7,702,286		6,566,992		6,307,316		6,242,604		6,005,145		3,457,556		25,816,181	7,549,663	9,578,285	5,512,989
Diluted	29,605,953	15,620,049		8,370,691		7,702,286		6,566,992		6,307,316		6,242,604		6,005,145		3,457,556		25,816,181	7,549,663	9,578,285	5,512,989

[1]	A total of $290,709 and $27,856 of revenue-generating costs previously allocated to research and development expenses during the quarters ended March 31, 2015 and June 30, 2015, respectively, were reclassified to cost of revenues in this current period presentation of selected quarterly financial data.
[2]	Basic and diluted net loss per common share are computed independently for each of the components and quarters presented. Therefore, the sum of quarterly basic and diluted per share information may not equal annual basic and diluted net loss per common share.